UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Stephens Investment Management LLC
Address: One Sansome Street, Suite 2900
         San Francisco, CA  94104

13F File Number:  028-11826

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bart Stephens
Title:     General Partner
Phone:     415 835 3819

Signature, Place, and Date of Signing:

       /s/  Bart Stephens     San Francisco, CA     May 11, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $237,325 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AIRSPAN NETWORKS INC           COM              00950H102    13098  3446827 SH       SOLE                  3446827        0        0
ALIGN TECHNOLOGY INC           COM              016255101    14136   891300 SH       SOLE                   891300        0        0
ALVARION LTD                   SHS              M0861T100     3414   424060 SH       SOLE                   424060        0        0
ARRAY BIOPHARMA INC            COM              04269X105    14048  1106158 SH       SOLE                  1106158        0        0
AXESSTEL INC                   COM              05459T101     4140  2237900 SH       SOLE                  2237900        0        0
BIOCRYST PHARMACEUTICALS       COM              09058V103    21949  2622326 SH       SOLE                  2622326        0        0
CLEARWIRE CORP                 CL A             185385309     8407   410720 SH       SOLE                   410720        0        0
CROSS A T CO                   CL A             227478104     1775   201659 SH       SOLE                   201659        0        0
CURIS INC                      COM              231269101     6290  4138277 SH       SOLE                  4138277        0        0
DECODE GENETICS INC            COM              243586104     5455  1494626 SH       SOLE                  1494626        0        0
DIVX INC                       COM              255413106     4068   202992 SH       SOLE                   202992        0        0
ILLUMINA INC                   COM              452327109    17975   613489 SH       SOLE                   613489        0        0
IOMAI CORP                     COM              46202P103      172    35284 SH       SOLE                    35284        0        0
IVANHOE MINES LTD              COM              46579N103     4874   424600 SH       SOLE                   424600        0        0
METABASIS THERAPEUTICS INC     COM              59101M105      899   122278 SH       SOLE                   122278        0        0
MONOGRAM BIOSCIENCES INC       COM              60975U108    18559  9566660 SH       SOLE                  9566660        0        0
NEW FRONTIER MEDIA INC         COM              644398109    11216  1246277 SH       SOLE                  1246277        0        0
NEXTWAVE WIRELESS INC          COM              65337Y102     5142   514200 SH       SOLE                   514200        0        0
NOVAVAX INC                    COM              670002104     1863   719307 SH       SOLE                   719307        0        0
ORANGE 21 INC                  COM              685317109     4215   779197 SH       SOLE                   779197        0        0
ORBCOMM INC                    COM              68555P100     2844   223070 SH       SOLE                   223070        0        0
PAIN THERAPEUTICS INC          COM              69562K100     1343   171292 SH       SOLE                   171292        0        0
PALATIN TECHNOLOGIES INC       COM NEW          696077304     1967  1062984 SH       SOLE                  1062984        0        0
REDENVELOPE INC                COM              75733R601     6735   835587 SH       SOLE                   835587        0        0
SEQUENOM INC                   COM NEW          817337405     4337  1172123 SH       SOLE                  1172123        0        0
SUPPORTSOFT INC                COM              868587106     9798  1737199 SH       SOLE                  1737199        0        0
SURMODICS INC                  COM              868873100    17096   474880 SH       SOLE                   474880        0        0
THE9 LTD                       ADR              88337K104    31510   935577 SH       SOLE                   935577        0        0